ACQUISITIONS - Manh Choh (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Acquisitions and Dispositions
Cash consideration		$ 141.5	$ 267.0
Manh Choh
Acquisitions and Dispositions
Ownership interest (as a percentage)	70.00%
Cash consideration	$ 93.7
Transaction costs	3.2
Purchase price allocation
Property, plant and equipment (including mineral interests)	136.7
Other assets - net	1.2
Non-controlling interest	(41.0)
Total net assets acquired	$ 96.9
Proportion of ownership interests held by non-controlling interests	30.00%
Manh Choh | Pre-development properties
Purchase price allocation
Property, plant and equipment (including mineral interests)	$ 136.5
Manh Choh | Land, plant and equipment
Purchase price allocation
Property, plant and equipment (including mineral interests)	$ 0.2